OPERATING SEGMENT INFORMATION - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) employee country facility	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of operating segments [line items]
Number of employees | employee	12,000
Revenue	€ 7,239	€ 8,120	€ 6,152
P&ARP
Disclosure of operating segments [line items]
Number of facilities | facility	4
Number of countries in which entity operates | country	3
Number of employees | employee	4,200
Revenue	€ 3,879	4,655	3,688
P&ARP | Group's largest customer
Disclosure of operating segments [line items]
Revenue	€ 734	839	692
A&T
Disclosure of operating segments [line items]
Number of facilities | facility	5
Number of countries in which entity operates | country	3
Number of employees | employee	3,400
Revenue	€ 1,714	1,645	1,102
AS&I
Disclosure of operating segments [line items]
Number of facilities | facility	16
Number of countries in which entity operates | country	10
Number of employees | employee	4,100
Revenue	€ 1,627	€ 1,820	€ 1,362